PHOENIX ADVISER TRUST
    Supplement dated December 15, 2005 to the Prospectus dated June 20, 2005

                         PHOENIX CA TAX-EXEMPT BOND FUND
   Supplement dated December 15, 2005 to the Prospectus dated August 28, 2005

                           THE PHOENIX-ENGEMANN FUNDS
     Supplement dated December 15, 2005 to the Prospectus dated May 1, 2005, as supplemented June 17, 2005 and October 31, 2005

                           PHOENIX EQUITY SERIES FUND
  Supplement dated December 15, 2005 to the Prospectus dated December 30, 2004, as supplemented January 3, 2005

                              PHOENIX EQUITY TRUST
   Supplement dated December 15, 2005 to the Prospectus dated October 31, 2005

                         PHOENIX INVESTMENT SERIES FUND
   Supplement dated December 15, 2005 to the Prospectus dated August 28, 2005

                           PHOENIX INVESTMENT TRUST 97
  Supplement dated December 15, 2005 to the Prospectus dated December 30, 2004, as supplemented January 3, 2005, August 4, 2005 and September 19, 2005

                               PHOENIX-KAYNE FUNDS
   Supplement dated December 15, 2005 to the Prospectus dated May 1, 2005, as supplemented June 17, 2005 and October 20, 2005

                          PHOENIX MULTI-PORTFOLIO FUND
   Supplement dated December 15, 2005 to the Prospectus dated March 29, 2005, as supplemented May 17, 2005, June 17, 2005, July 1, 2005, October 7, 2005,
                      November 3, 2005 and December 1, 2005

                               PHOENIX PHOLIOS(SM)
  Supplement dated December 15, 2005 to the Prospectus dated November 30, 2005

                              PHOENIX-SENECA FUNDS
  Supplement dated December 15, 2005 to the Prospectus dated January 28, 2005, as supplemented June 17, 2005, August 8, 2005 and November 16, 2005

                               PHOENIX SERIES FUND
   Supplement dated December 15, 2005 to the Prospectus dated April 19, 2005, as supplemented April 27, 2005, June 17, 2005, October 31, 2005 and
                                November 1, 2005

                      PHOENIX STRATEGIC EQUITY SERIES FUND
    Supplement dated December 15, 2005 to the Prospectus dated July 29, 2005

IMPORTANT NOTICE TO INVESTORS

Beginning January 11, 2006, the Phoenix Funds may assess a deferred sales charge on any redemption of Class A Shares on which a finders fee was paid to a broker at time of purchase if such redemption is made within 12 months of purchase. Accordingly, the current prospectus of each fund is amended as described below.

     1. The disclosure pertaining to Maximum Sales Charge (load) Imposed on Purchases applicable to Class A Shares as described in the "Fund Fees and Expenses" tables for each of the funds is hereby amended by adding a footnote notation (*) as follows:

           *A contingent deferred sales charge of 1% may apply on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.

     2. Under "Class A Shares" in the section entitled "Sales Charges," the sentence that currently reads "Class A Shares are not subject to any charges by the fund when redeemed." is replaced with the following:
        "Generally, Class A Shares are not subject to any charges by the fund when redeemed; however, a 1% contingent deferred sales charge ("CDSC") may be imposed on redemptions within the first 12 months on purchases of $1 million or more if originally purchased without an initial sales charge.

                           PHOENIX MULTI-SERIES TRUST
    Supplement dated December 15, 2005 to the Prospectus dated July 29, 2005

IMPORTANT NOTICE TO INVESTORS

Beginning January 11, 2006, the Phoenix Funds may assess a deferred sales charge on any redemption of Class A Shares of the Phoenix High Yield Securities Fund and Phoenix Multi-Sector Fixed Income Fund on which a finders fee was paid to a broker at time of purchase if such redemption is made within 12 months of purchase. (This contingent deferred sales charge already applies and will continue to apply to Phoenix Multi-Sector Short Term Bond Fund.) Accordingly, the current prospectus is amended as described below.

PHOENIX HIGH YIELD SECURITIES FUND AND PHOENIX MULTI-SECTOR FIXED INCOME FUND

The disclosure pertaining to Maximum Sales Charge (load) Imposed on Purchases applicable to Class A Shares as described in the "Fund Fees and Expenses" tables for each of the funds is hereby amended by adding a footnote notation (*) as follows:

     *A contingent deferred sales charge of 1% may apply on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.

ALL FUNDS

On page 29 in the section entitled "Sales Charges," the fourth sentence under "Class A Shares" is replaced in its entirety with the following: "Generally, Class A Shares are not subject to any charges by the fund when redeemed; however, a 1% contingent deferred sales charge ("CDSC") may be imposed on redemptions within the first 12 months on purchases of $1 million or more if originally purchased without an initial sales charge.

PHOENIX HIGH YIELD SECURITIES FUND ONLY

On page 40 in the section entitled "Tax Status of Distributions," the information in the table for the Phoenix High Yield Fund is hereby corrected to state that dividends are declared and paid monthly.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                             FOR FUTURE REFERENCE.

PXP 4387/Class A CDSC (12/05)

                              PHOENIX ADVISER TRUST
  Supplement dated December 15, 2005 to the Statement of Additional Information
              dated June 20, 2005, as supplemented August 23, 2005

                         PHOENIX CA TAX-EXEMPT BOND FUND
        Supplement dated December 15, 2005 to the Statement of Additional
                       Information dated August 28, 2005

                           THE PHOENIX-ENGEMANN FUNDS
  Supplement dated December 15, 2005 to the Statement of Additional Information dated May 1, 2005, as supplemented June 17, 2005 and August 23, 2005

                           PHOENIX EQUITY SERIES FUND
  Supplement dated December 15, 2005 to the Statement of Additional Information
    dated December 30, 2004, as supplemented January 3, 2005, April 1, 2005 and August 26, 2005

                              PHOENIX EQUITY TRUST
  Supplement dated December 15, 2005 to the Statement of Additional Information
                             dated October 31, 2005

                         PHOENIX INVESTMENT SERIES FUND
  Supplement dated December 15, 2005 to the Statement of Additional Information
                             dated August 28, 2005

                           PHOENIX INVESTMENT TRUST 97
  Supplement dated December 15, 2005 to the Statement of Additional Information
    dated December 30, 2004, as supplemented January 3, 2005, April 1, 2005,
                     August 26, 2005 and September 19, 2005

                               PHOENIX-KAYNE FUNDS
  Supplement dated December 15, 2005 to the Statement of Additional Information
       dated May 1, 2005, as supplemented June 17, 2005, August 23, 2005 and October 20, 2005

                          PHOENIX MULTI-PORTFOLIO FUND
  Supplement dated December 15, 2005 to the Statement of Additional Information dated March 29, 2005, as supplemented April 1, 2005, May 17, 2005,
       June 17, 2005, July 1, 2005, August 23, 2005 and December 1, 2005

                               PHOENIX PHOLIOS(SM)
  Supplement dated December 15, 2005 to the Statement of Additional Information
                            dated November 30, 2005

                              PHOENIX-SENECA FUNDS
  Supplement dated December 15, 2005 to the Statement of Additional Information
      dated January 28, 2005, as supplemented April 1, 2005, June 17, 2005,
                      August 23, 2005 and November 16, 2005

                               PHOENIX SERIES FUND
  Supplement dated December 15, 2005 to the Statement of Additional Information
      dated April 19, 2005, as supplemented June 17, 2005, August 23, 2005 and November 1, 2005

                      PHOENIX STRATEGIC EQUITY SERIES FUND
  Supplement dated December 15, 2005 to the Statement of Additional Information
                              dated July 29, 2005

IMPORTANT NOTICE TO INVESTORS

Beginning January 11, 2006, the Phoenix Funds may assess a deferred sales charge on any redemption of Class A Shares on which a finders fee was paid to a broker at time of purchase if such redemption is made within 12 months of purchase. Accordingly, certain SAI disclosure is hereby amended as described below.

1. Under "Class A Shares" in the section entitled "Alternative Purchase Arrangements," the following phrase is added to the end of the first sentence: ", except that a 1% deferred sales charge applies to shares purchased by an investor in amounts of $1 million or more if redeemed within 12 months of purchase and on which a finders fee was paid. Such deferred sales charge may be waived under certain conditions as determined by the Distributor."

2. Under "Class A Shares--Reduced Initial Sales Charges" in the section entitled "Alternative Purchase Arrangements," the following statement is added at the end of the first paragraph: "Investors buying more than $1 million of Class A Shares may incur a deferred sales charge if they redeem their shares within one year of purchase."

3. Under "Dealer Concessions" in the section entitled "The Distributor," the sentence that begins "If part or all of such investment as described in (b) and (c) above" is replaced in its entirety with the following: "If part or all of such investment as described in (b) and (c) above, including investments by qualified employee benefit plans, is subsequently redeemed within one year of the investment date, a 1% CDSC will apply, except for redemptions of shares purchased by an investor in amounts of $1 million or more where such investor's dealer of record, due to the nature of the investor's account, notifies the Distributor prior to the time of the investment that the dealer waives the commission otherwise payable to the dealer, or agrees to receive such commission ratably over a 12-month period."

                           PHOENIX MULTI-SERIES TRUST
  Supplement dated December 15, 2005 to the Statement of Additional Information
                              dated July 29, 2005

IMPORTANT NOTICE TO INVESTORS

Beginning January 11, 2006, the Phoenix Funds may assess a deferred sales charge on any redemption of Class A Shares of the Phoenix High Yield Securities Fund and Phoenix Multi-Sector Fixed Income Fund on which a finder's fee was paid to a broker at time of purchase if such redemption is made within 12 months of purchase. (This contingent deferred sales charge already applies and will continue to apply to Phoenix Multi-Sector Short Term Bond Fund.) Accordingly, the current Statement of Additional Information is amended as described below.

1. On page 17 under "Class A Shares" in the section entitled "Alternative Purchase Arrangements," the fund name "Multi-Sector Short Term Bond Fund" is removed from the first sentence so that the first and second sentences apply to all three funds and read as follows: "Class A Shares incur a sales charge when they are purchased and enjoy the benefit of not being subject to any sales charge when they are redeemed, except that a 1% deferred sales charge applies to shares purchased by an investor in amounts of $1 million or more if redeemed within 12 months of purchase and on which a finders fee was paid. Such deferred sales charge may be waived under certain conditions as determined by the Distributor."

2. On page 18 under "Class A Shares--Reduced Initial Sales Charges" in the section entitled "Alternative Purchase Arrangements," the fund name "Multi-Sector Short Term Bond Fund" is removed from the third sentence so that the third sentence applies to all three funds and reads as follows: "Investors buying more than $1 million of Class A Shares may incur a deferred sales charge if they redeem their shares within one year of purchase."

3. Under "Dealer Concessions" in the section entitled "The Distributor," the sentence that begins "If part or all of such investment as described in (b) and (c) above" is replaced in its entirety with the following: "If part or all of such investment as described in (b) and (c) above, including investments by qualified employee benefit plans, is subsequently redeemed within one year of the investment date, a 1% CDSC will apply, except for redemptions of shares purchased by an investor in amounts of $1 million or more where such investor's dealer of record, due to the nature of the investor's account, notifies the Distributor prior to the time of the investment that the dealer waives the commission otherwise payable to the dealer, or agrees to receive such commission ratably over a 12-month period."

                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 4388/Class A CDSC-SAI (12/05)